UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2008

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  April 22, 2008

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53
Form 13 F Information Table Value Total: 190,240

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      953    12040 SH       SOLE                    12040
AT&T Corp New                  COM              00206r102      463    12090 SH       SOLE                    12090
Aberdeen Asia-Pacific Income F COM              003009107       76    12192 SH       SOLE                    12192
Agilent Technologies Inc       COM              00846U101     5250   176000 SH       SOLE                   176000
Archer Daniels Midland         COM              039483102     5187   126025 SH       SOLE                   126025
BP PLC - Spons ADR             COM              055622104     1056    17417 SH       SOLE                    17417
Barrick Gold Corp              COM              067901108     1539    35420 SH       SOLE                    35420
Capital Source Inc             COM              14055X102     1784   184455 SH       SOLE                   184455
Central Fund Canada CL A       COM              153501101     8249   655710 SH       SOLE                   655710
Chubb Corporation              COM              171232101      219     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      312    12950 SH       SOLE                    12950
Coca-Cola Co                   COM              191216100      907    14905 SH       SOLE                    14905
ConocoPhillips                 COM              20825C104     4636    60830 SH       SOLE                    60830
Delphi Financial Group-Cl A    COM              247131105     5548   189805 SH       SOLE                   189805
Dow Chemical                   COM              260543103     3751   101800 SH       SOLE                   101800
DuPont E I de Nemours & Co     COM              263534109     2710    57950 SH       SOLE                    57950
Duke Realty Corp               COM              264411505     6180   270925 SH       SOLE                   270925
Emerson Electric Co            COM              291011104      355     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     2613    30894 SH       SOLE                    30894
General Electric Co            COM              369604103     8799   237739 SH       SOLE                   237739
Great Plains Energy Inc        COM              391164100     2419    98154 SH       SOLE                    98154
Helmerich & Payne              COM              423452101    13761   293600 SH       SOLE                   293600
Hewlett Packard Co             COM              428236103    33625   736430 SH       SOLE                   736430
Home Depot Inc                 COM              437076102      238     8500 SH       SOLE                     8500
Hospira Inc                    COM              441060100     3738    87400 SH       SOLE                    87400
Hospitality Properties Trust   COM              44106M102      221     6500 SH       SOLE                     6500
Idearc Inc                     COM              451663108     1121   308075 SH       SOLE                   308075
Intel Corp                     COM              458140100     1119    52814 SH       SOLE                    52814
International Business Machine COM              459200101     7061    61329 SH       SOLE                    61329
Intuit Inc                     COM              461202103     4502   166675 SH       SOLE                   166675
Johnson & Johnson              COM              478160104      889    13700 SH       SOLE                    13700
Lilly Eli & Co                 COM              532457108      220     4260 SH       SOLE                     4260
Lincare Holdings               COM              532791100     3571   127025 SH       SOLE                   127025
Merck & Co                     COM              589331107      638    16800 SH       SOLE                    16800
NSTAR                          COM              67019E107     3246   106675 SH       SOLE                   106675
National Penn Bancshares Inc   COM              637138108      411    22604 SH       SOLE                    22604
Newmont Mining Corp            COM              651639106     8595   189730 SH       SOLE                   189730
Northrop Grumman Corp          COM              666807102     3602    46293 SH       SOLE                    46293
Pfizer Inc                     COM              717081103      341    16310 SH       SOLE                    16310
Procter & Gamble               COM              742718109     1996    28480 SH       SOLE                    28480
Rait Investment Trust          COM              749227104       95    13700 SH       SOLE                    13700
Ryder System Inc               COM              783549108     2584    42430 SH       SOLE                    42430
Schering-Plough                COM              806605101      146    10100 SH       SOLE                    10100
Streettracks Gold Trust        COM              863307104     4053    44825 SH       SOLE                    44825
Supervalu Inc                  COM              868536103     5570   185775 SH       SOLE                   185775
TECO Energy Inc                COM              872375100     5182   324870 SH       SOLE                   324870
Travelers Cos Inc              COM              89417E109     6181   129180 SH       SOLE                   129180
Union Pacific Corp             COM              907818108      326     2600 SH       SOLE                     2600
Verigy Ltd                     COM              y93691106      367    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     7111   195099 SH       SOLE                   195099
Wilmington Trust Corporation   COM              971807102      697    22400 SH       SOLE                    22400
Windstream Corporation         COM              97381W104     5516   461550 SH       SOLE                   461550
Wyeth                          COM              983024100      511    12232 SH       SOLE                    12232